Offerings - Offering: 1	Oct. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	ordinary shares, par value $0.135 per share ("ordinary shares")
Amount Registered | shares	8,813,531
Proposed Maximum Offering Price per Unit	0.18
Maximum Aggregate Offering Price	$ 1,586,435.58
Fee Rate	0.0087%
Amount of Registration Fee	$ 138.02
Offering Note	(1) The ordinary shares, par value $0.135 per share ("ordinary shares") of Silexion Therapeutics Corp ("Silexion" or the "Company") being registered hereunder are being registered for sale by the selling shareholders named in the prospectus. In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the registration statement for which this filing fee table serves as an exhibit also covers an indeterminate number of additional ordinary shares as may be issuable as a result of share splits, share dividends or similar transactions.

(2) The ordinary shares registered for sale consist of: (a) up to 6,659,041 ordinary shares, issuable upon exercise of warrants of the registrant held by selling shareholders; (b) 1,414,266 ordinary shares issued by the registrant to a selling shareholder upon conversion of amounts owed by the registrant to it under a convertible promissory note that was held by that selling shareholder; and (c) 740,224 ordinary shares issued by the registrant to a selling shareholder pursuant to a commercial agreement.

(3) The proposed maximum offering price per share has been estimated solely for purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high ($0.1839) and low $(0.1680) sales prices of the ordinary shares on the Nasdaq Capital Market on October 23, 2026 (rounded up to the nearest cent).